INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 705	$ 650
Finished goods	12,475	7,961
Total inventory	13,180	8,611
Cost of goods sold, deferred finished goods inventory	$ 10,523	$ 3,046